STOCK OPTIONS AND WARRANTS - Schedule of Stock Option Activity (Details)	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding,Shares Underlying Options	35,714
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 70
Outstanding, Remaining Contractual Term (Years)	0 years
Outstanding, Grant-Date Fair Value (in Dollars) | $	$ 1,085,386
Granted, Shares Underlying Options	0
Granted, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0
Granted	0
Exercised, Shares Underlying Options	0
Exercised, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0
Exercised	0
Forfeited, Shares Underlying Options	0
Forfeited Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0
Forfeited	0
Outstanding,Shares Underlying Options	35,714
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 70
Outstanding, Grant-Date Fair Value (in Dollars) | $	$ 1,085,386
Exercisable ,Shares Underlying Options	35,714
Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 70
Exercisable, Remaining Contractual Term (Years)	0 years
Exercisable, Grant-Date Fair Value (in Dollars) | $	$ 1,085,386